Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
ASSETS
Cash and due from banks	$ 7,282	$ 13,042
Interest-bearing deposits in other banks	7,371	18,027
Cash and Cash Equivalents	14,653	31,069
Securities available for sale, at fair value	4,435	9,591
Securities held to maturity, at cost (fair value of $311,509 at March 31, 2017 and $356,320 at March 31, 2016):	310,913	347,871
Loans receivable	1,013,944	784,589
Allowance for loan losses	(6,100)	(4,360)
Net Loans	1,007,844	780,229
Bank owned life insurance	61,718	56,162
Premises and equipment	8,540	8,081
Federal Home Loan Bank of New York stock	13,733	11,665
Interest receivable	3,249	3,112
Other assets	6,718	5,347
Total Assets	1,431,803	1,253,127
Deposits:
Non-interest bearing	28,800	17,937
Interest bearing	816,025	676,725
Total Deposits	844,825	694,662
Advances from Federal Home Loan Bank of New York	275,800	231,500
Advance payments by borrowers for taxes and insurance	8,485	7,336
Other liabilities and accrued expenses	6,074	4,352
Total Liabilities	1,135,184	937,850
Commitments and Contingencies
Stockholders' Equity
Preferred stock ($.01 par value), 10,000,000 shares authorized; none issued or outstanding	0	0
Common stock ($.01 par value), 85,000,000 shares authorized; 22,548,529 issued and outstanding at March 31, 2017; 24,000,043 issued and outstanding at March 31, 2016	226	240
Paid-in capital	203,560	222,752
Deferred compensation obligation under Rabbi Trust	580	412
Retained earnings	102,517	103,120
Common stock acquired by Employee Stock Ownership Plan ("ESOP")	(9,931)	(11,184)
Accumulated other comprehensive income	33	172
Stock held by Rabbi Trust	(366)	(235)
Total Stockholders' Equity	296,619	315,277
Total Liabilities and Stockholders' Equity	$ 1,431,803	$ 1,253,127